Annual Total Returns[BarChart] - ProShares UltraPro Russell2000 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(37.20%)	43.90%	148.22%	5.60%	(20.60%)	58.75%	39.76%	(39.52%)	72.24%